Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Hunt Commercial Mortgage Trust (the “Company”)

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:   Hunt CRE 2017-FL1, Ltd. – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file provided to us on July 21, 2017 containing information on 23 Mortgage Loans and the related 36 Mortgaged Properties (the “Data File”) which we were informed are to be included as collateral in the offering of the Notes by Hunt CRE 2017-FL1, Ltd. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic data file entitled “Hunt CRE 2017-FL1 Data Tape” provided to us by the Company on July 21, 2017 containing information with respect to 23 mortgage loans (“Mortgage Loans”) and the related 36 mortgaged properties (“Mortgaged Properties”).
●	The term “Cut-off Date” means the payment date in August 2017, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the specified attributes contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, VA

July 24, 2017

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report or USPS.com
Property County	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Unit Mix Summary/Underwritten Rent Roll/Certified Rent Roll/Appraisal Report
Unit of Measure	Unit Mix Summary/Underwritten Rent Roll/Certified Rent Roll/Appraisal Report
Occupancy %	Unit Mix Summary/Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll/Certified Rent Roll/Unit Mix Summary
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Recourse Guaranty
Related Borrower (Y/N)	Recourse Guaranty
Note Date	Promissory Note/Loan Agreement
First Payment Date	Promissory Note/Loan Agreement
Cut-Off Date	Provided by the Company
Commitment Original Balance ($)	Promissory Note/Loan Agreement

A-1

Attribute	Source Document
Initial Funded Amount ($)	Promissory Note/Loan Agreement
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
ARD Loan (Y/N)	Promissory Note/Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Promissory Note/Loan Agreement
Extension Options	Promissory Note/Loan Agreement
Extension Options Description	Promissory Note/Loan Agreement
First Extension Fee %	Promissory Note/Loan Agreement
First Extension Period (Months)	Promissory Note/Loan Agreement
First Extension Cap	Promissory Note/Loan Agreement
Second Extension Fee %	Promissory Note/Loan Agreement
Second Extension Period (Months)	Promissory Note/Loan Agreement
Second Extension Cap	Promissory Note/Loan Agreement
Third Extension Fee %	Promissory Note/Loan Agreement
Third Extension Period (Months)	Promissory Note/Loan Agreement
Third Extension Cap	Promissory Note/Loan Agreement
Exit Fee % / Deferred Origination Fee (%)	Promissory Note/Loan Agreement
Fully Extended Maturity Date	Promissory Note/Loan Agreement
Rate Type	Promissory Note/Loan Agreement
Index for Floating Rate	Promissory Note/Loan Agreement
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement
ARD Mortgage Rate After ARD and extension periods	Promissory Note/Loan Agreement
ARD Loan Fully Extended Maturity Date	Promissory Note/Loan Agreement
Rate Step Up Post ARD Commencement Date	Promissory Note/Loan Agreement
Rounding Factor (4)	Promissory Note/Loan Agreement
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement
Rounding Direction	Promissory Note/Loan Agreement

A-2

Attribute	Source Document
Lookback Period	Promissory Note/Loan Agreement
LIBOR Cap Provider	LIBOR Cap Agreement
LIBOR Cap Provider Rating	Bloomberg Rating
LIBOR Floor %	LIBOR Cap Agreement
LIBOR Cap Strike Price %	LIBOR Cap Agreement
B Note / Mezz Loan %	Promissory Note/Loan Agreement
Interest Accrual Basis	Promissory Note/Loan Agreement
Interest Rate Change	Promissory Note/Loan Agreement
Interest Rate Change Amount	Promissory Note/Loan Agreement
Interest Rate Change Trigger	Promissory Note/Loan Agreement
Grace Period Default (Days)	Promissory Note/Loan Agreement
Grace Period Late (Days)	Promissory Note/Loan Agreement
Grace Period Balloon (Days)	Promissory Note/Loan Agreement
Original Prepayment Provision	Promissory Note/Loan Agreement
Remaining Prepayment Provision	Promissory Note/Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement
Amortization Type During Initial Term	Promissory Note/Loan Agreement
Amortization Type During Extensions	Promissory Note/Loan Agreement
Amortization Type	Promissory Note/Loan Agreement
Amort Number of Months	Promissory Note/Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Stabilized Value Used for As-Is LTV (Y/N)	Provided by the Company
USPAP Appraisal (Y/N)	Appraisal Report

A-3

Attribute	Source Document
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement

A-4

Attribute	Source Document
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy/Promissory Note
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties
Recourse Carveout Guarantor	Guaranties
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Loan Agreement/Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement
Lockbox Trigger Event	Loan Agreement/Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement

A-5

Attribute	Source Document
Springing Tax Escrow Description	Loan Agreement/Settlement Statement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Insurance Escrow Description	Loan Agreement/Settlement Statement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Replacement Reserve Description	Loan Agreement/Settlement Statement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement/Settlement Statement
Initial Capital Improvement Reserve	Settlement Statement/Loan Agreement
Cut-off Capital Improvement Reserve	Servicer Report/Settlement Statement/Loan Agreement
Capital Improvement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Settlement Statement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Settlement Statement
Cut-off Other Reserve 3 ($)	Servicer Report/Settlement Statement/Loan Agreement

A-6

Attribute	Source Document
Other Escrow 3 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 3 Description	Loan Agreement/Settlement Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/TIC Agreement
Max Number of TICs	Promissory Note/Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement
Independent Director (Y/N)	Promissory Note/Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement
IDOT (Y/N)	Promissory Note/Loan Agreement
Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
2nd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
3rd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll

A-7

Attribute	Source Document
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
4th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll/Lease
5th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
Senior Debt Amount	Promissory Note/Loan Agreement
Senior Debt Holder	Promissory Note/Loan Agreement
Rate	Promissory Note/Loan Agreement
Floor	Promissory Note/Loan Agreement
Maturity	Promissory Note/Loan Agreement
Amort	Promissory Note/Loan Agreement
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
In-place Senior Debt Service	Promissory Note/Loan Agreement
As Stabilized Senior Debt Service	Promissory Note/Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Promissory Note/Loan Agreement
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement
Type	Promissory Note/Loan Agreement

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Type	If Cut-off Date Future Funding Remaining Balance is zero, then the loan is classified as a “Transitional Whole Loan.” If Cut-off Date Future Funding Remaining Balance is greater than zero, then the loan is classified as a “Pari Passu Participation.”
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (P&I)	For all loans which are Amortizing Loans, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Loans.
Mortgage Loan Balloon Payment ($)	For all loans which are Interest Only Loans, the amount equal to the Commitment Original Balance ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.

B-1

Attribute	Calculation Methodology
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee % (if applicable).
First Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee % (if applicable).
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee %. (if applicable)
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Exit Fee ($) / Deferred Origination Fee ($)	Commitment Original Balance ($) multiplied by Exit Fee % / Deferred Origination Fee (%).
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and assumed LIBOR of 0.750% rounded by the respective rounding factor subject to (i) the Mortgage Rate Floor and (ii) Mortgage Rate Cap.
IO Number of Months	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the Initial Maturity Date and the First Payment Date.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($), divided by As-Is Appraised Value, except for loans where Stabilized Value Used For As-Is LTV is ‘Yes’, in which case Mortgage Loan Cut-Off Date Balance ($) is divided by Stabilized Appraised Value.

B-2

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio	Mortgage Loan Cut-off Date Balance ($) net of Cut-off Capital Improvement Reserve, divided by As-Is Appraised Value, except for loans where Stabilized Value Used For As-Is LTV is ‘Yes’, in which case Mortgage Loan Cut-Off Date Balance ($) net of Cut-off Capital Improvement Reserve is divided by Stabilized Appraised Value.
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance ($) net of Initial Capital Improvement Reserve, divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Mortgage Loan Most Recent NOI DSCR	For Interest Only loans, Most Recent Actual NOI divided by Annual Debt Service Payment (IO). For Amortizing loans, Most Recent Actual NOI divided by Annual Debt Service Payment (P&I).
Mortgage Loan Most Recent NCF DSCR	For Interest Only loans, Most Recent Actual NCF divided by Annual Debt Service Payment (IO). For Amortizing loans, Most Recent Actual NCF divided by Annual Debt Service Payment (P&I).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Underwritten NOI DSCR	For Interest Only loans, Underwritten NOI divided by Annual Debt Service Payment (IO). For Amortizing loans, Underwritten NOI divided by Annual Debt Service Payment (P&I).
Mortgage Loan Underwritten NCF DSCR	For Interest Only loans, Underwritten NCF divided by Annual Debt Service Payment (IO). For Amortizing loans, Underwritten NCF divided by Annual Debt Service Payment (P&I).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).

B-3

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For Interest Only loans, Underwritten Stabilized NOI divided by the product of the Annual Debt Service Payment (IO) and the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance. For Amortizing loans, Underwritten Stabilized NOI divided by the product of the Annual Debt Service Payment (P&I) and the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For Interest Only loans, Underwritten Stabilized NCF divided by the product of the Annual Debt Service Payment (IO) and the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance. For Amortizing loans, Underwritten Stabilized NCF divided by the product of the Annual Debt Service Payment (P&I) and the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For Interest Only loans, Appraisal Stabilized NOI divided by the product of the Annual Debt Service Payment (IO) and the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance. For Amortizing loans, Appraisal Stabilized NOI divided by the product of the Annual Debt Service Payment (P&I) and the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For Interest Only loans, Appraisal Stabilized NCF divided by the product of the Annual Debt Service Payment (IO) and the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance. For Amortizing loans, Appraisal Stabilized NCF divided by the product of the Annual Debt Service Payment (P&I) and the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($).

B-4

Attribute	Calculation Methodology
Cut-off Date Total Debt Balance	Equals the Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Balance ($).
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value, except for loans where Stabilized Value Used For As-Is LTV is ‘Yes’, in which case Mortgage Loan Cut-Off Date Balance ($) is divided by Stabilized Appraised Value.
Cut-off Date Total Debt Ann Debt Service ($)	Fully Funded Mortgage Loan Rate % multiplied by Cut-off Date Total Debt Balance multiplied by Interest Accrual Basis.
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).
B-5

ATTACHMENT C

INSTRUCTIONS

For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loan and Attribute(s):

Loan Number(s)	Attribute(s)	Company Instruction
4.01	Commitment Original Balance ($)	Provided by the Company
4.02	Commitment Original Balance ($)	Provided by the Company
4.01	Initial Funded Amount ($)	Provided by the Company
4.02	Initial Funded Amount ($)	Provided by the Company
7	Initial Loan Term (Original)	Provided by the Company
7	Cut-off Date Initial Loan Term (Remaining)	Provided by the Company
7	Initial Maturity Date or Anticipated Repayment Date	Provided by the Company
7	Extension Options Description	Provided by the Company
7	Second Extension Fee ($)	Provided by the Company
7	Second Extension Fee %	Provided by the Company
7	Second Extension Period (Months)	Provided by the Company
7	Second Extension Floor	Provided by the Company
7	Original Prepayment Provision	Provided by the Company
7	Remaining Prepayment Provision	Provided by the Company
7	IO Number of Months	Provided by the Company
9	Initial Loan Term (Original)	Provided by the Company

C-1

Loan Number(s)	Attribute(s)	Company Instruction
9	Cut-off Date Initial Loan Term (Remaining)	Provided by the Company
9	Initial Maturity Date or Anticipated Repayment Date	Provided by the Company
9	Extension Options	Provided by the Company
9	Extension Options Description	Provided by the Company
9	Second Extension Fee ($)	Provided by the Company
9	Second Extension Fee %	Provided by the Company
9	Second Extension Period (Months)	Provided by the Company
9	Second Extension Floor	Provided by the Company
9	Fully Extended Loan Term (Original)	Provided by the Company
9	Original Prepayment Provision	Provided by the Company
9	Remaining Prepayment Provision	Provided by the Company
9	IO Number of Months	Provided by the Company
12	Title Vesting (Fee/Leasehold/Both)	Provided by the Company
13	Underwritten Occupancy	Provided by the Company
21.01	Commitment Original Balance ($)	Provided by the Company
21.02	Commitment Original Balance ($)	Provided by the Company
21.03	Commitment Original Balance ($)	Provided by the Company
21.01	Initial Funded Amount ($)	Provided by the Company
21.02	Initial Funded Amount ($)	Provided by the Company
21.03	Initial Funded Amount ($)	Provided by the Company
21.01	Mortgage Loan Cut-off Date Balance ($)	Provided by the Company

C-2

Loan Number(s)	Attribute(s)	Company Instruction
21.02	Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
21.03	Mortgage Loan Cut-off Date Balance ($)	Provided by the Company

C-3